Off-Balance-Sheet Financial Instruments - Additional Information (Detail)	12 Months Ended
Dec. 31, 2016 USD ($)
Standby Financial Letters of Credit [Member]
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Debt instrument maturity period	1 year
Collateral amount	$ 395,000
Contractual amounts with off-balance-sheet risk	$ 1,702,000
Standby Financial Letters of Credit [Member] | Credit Availability Concentration Risk [Member] | Swap Liabilities [Member]
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Percentage of additional credit limit guaranteed	10.00%
Swap Participation Agreement [Member]
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Contractual amounts with off-balance-sheet risk	$ 86,000
Swap Participation Agreement [Member] | Credit Availability Concentration Risk [Member] | Swap Liabilities [Member]
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Percentage of additional credit limit guaranteed	13.208%